VIA EDGAR

July 8, 2011

Division of Investment Management

Securities and Exchange Commission

100 F Street, NE

Wasshington, D.C. 20549

Re:                               Sentinel Group Funds, Inc. (File Nos. 002-10685 and 811-00214) Definitive Proxy Statement on Schedule 14A

On behalf of Sentinel Group Funds, Inc.. (the “Corporation”), a Maryland corporation, transmitted herewith for filing with the Securities and Exchange Commission (the “Commission”) under the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended (the “1930 Act”), are: (1) a letter to shareholders, (2) questions and answers, (3) notice of special meeting; and (4) definitive proxy statement in connection with the Special Meeting of Shareholders scheduled to be held August 29, 2011.  It is anticipated that the definitive proxy statement will begin mailing to record date shareholders mid-July 2011.

Registrant acknowledges that: (1) staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing, (2) the actions of the SEC or its staff do not relieve the Registrant from its responsibility for the adequacy and accuracy of the disclosure in this filing and (3) the Registrant may not assert those actions as a defense in any proceeding initiated by the SEC or any person under the federal securities laws of the United States.

Please feel free to contact either myself at 802-229-7410 or John A. MacKinnon with Sidley Austin LLP at 212-839-5534.

Respectfully submitted,

/s/ Lisa F. Muller

Lisa F. Muller